SCHEDULE OF INVESTMENTS

Ivy Natural Resources Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Materials – 3.2%
BHP Group plc	264	$6,980

Total Australia - 3.2%		$6,980
Brazil
Energy – 1.2%
Petroleo Brasileiro S.A. - Petrobras ADR	244	2,735

Total Brazil - 1.2%		$2,735
Canada
Energy – 1.6%
Cameco Corp.	58	773
Canadian Natural Resources Ltd.	114	2,741
		3,514

Industrials – 2.8%
Canadian Pacific Railway Ltd.	17	5,990

Materials – 8.7%
Agnico-Eagle Mines Ltd.	41	2,874
Barrick Gold Corp.	287	6,544
Franco-Nevada Corp.	42	5,308
Kirkland Lake Gold Ltd.(A)	26	1,076
Wheaton Precious Metals Corp.	79	3,303
		19,105

Total Canada - 13.1%		$28,609
France
Energy – 2.8%
Total S.A. ADR(A)	148	6,187

Materials – 1.7%
L Air Liquide S.A.	24	3,858

Total France - 4.5%		$10,045
Germany
Utilities – 1.1%
RWE Aktiengesellschaft	56	2,379

Total Germany - 1.1%		$2,379
Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(B)(C)	30,000	— *

Total Hong Kong - 0.0%		$ — *
India
Energy – 3.0%
Reliance Industries Ltd.	246	6,503

Total India - 3.0%		$6,503
Portugal
Energy – 1.5%
Galp Energia SGPS S.A., Class B	309	3,272

Total Portugal - 1.5%		$3,272
South Africa
Materials – 1.7%
Mondi plc	157	3,672

Total South Africa - 1.7%		$3,672
United Kingdom
Materials – 6.5%
Anglo American plc	116	3,818
Croda International plc	40	3,619

Rio Tinto plc	93	7,012
		14,449

Total United Kingdom - 6.5%		$14,449
United States
Consumer Staples – 4.3%
Bunge Ltd.	73	4,798
Tyson Foods, Inc.	71	4,592
		9,390
Energy – 26.6%
Cabot Oil & Gas Corp.	220	3,588
Chevron Corp.	58	4,920
Concho Resources, Inc.	74	4,310
Diamondback Energy, Inc.	96	4,645
Enterprise Products Partners L.P.	221	4,331
EOG Resources, Inc.	126	6,285
Magellan Midstream Partners L.P.	92	3,894
Marathon Petroleum Corp.(D)	112	4,615
Parsley Energy, Inc., Class A	309	4,393
Phillips 66	125	8,755
Schlumberger Ltd.	119	2,608
Valero Energy Corp.	101	5,692
		58,036
Industrials – 5.3%
Union Pacific Corp.	28	5,926
Waste Management, Inc.	39	4,585
Xylem, Inc.	11	1,146
		11,657

Information Technology – 1.8%
Enphase Energy, Inc.(B)	22	3,931

Materials – 23.2%
Air Products and Chemicals, Inc.	17	4,527
Albemarle Corp.	16	2,323
AptarGroup, Inc.	22	2,975
Avery Dennison Corp.	29	4,484
Ball Corp.	42	3,949
Ecolab, Inc.	15	3,188
FMC Corp.	41	4,700
Newmont Corp.	38	2,261
Packaging Corp. of America	32	4,466
PPG Industries, Inc.	26	3,818
Scotts Miracle-Gro Co. (The)	6	1,132
Sherwin-Williams Co. (The)	6	4,546
Southern Copper Corp.	88	5,725
Steel Dynamics, Inc.	58	2,126
		50,220
Utilities – 2.8%
American Water Works Co., Inc.	13	1,992
NextEra Energy, Inc.	53	4,100
		6,092

Total United States - 64.0%		$139,326

TOTAL COMMON STOCKS – 99.8%		$217,970
(Cost: $225,668)

SHORT-TERM SECURITIES
Money Market Funds(E) – 4.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	1,711	1,711
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(F)	7,404	7,404
		9,115

TOTAL SHORT-TERM SECURITIES – 4.2%		$9,115
(Cost: $9,115)

TOTAL INVESTMENT SECURITIES – 104.0%		$227,085
(Cost: $234,783)

LIABILITIES, NET OF CASH AND OTHER ASSETS(G) – (4.0)%		(8,666)

NET ASSETS – 100.0%		$218,419

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	All or a portion of securities with an aggregate value of $7,254 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)	Securities whose value was determined using significant unobservable inputs.
(D)	All or a portion of securities with an aggregate value of $368 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(E)	Rate shown is the annualized 7-day yield at December 31, 2020.
(F)	Investment made with cash collateral received from securities on loan.
(G)	Cash of $1,000 has been pledged as collateral on OTC forward foreign currency contracts.

The following forward foreign currency contracts were outstanding at December 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation

Euro	11,079	U.S. Dollar	13,103	1-14-21	Morgan Stanley International	$—	$434
British Pound	16,353	U.S. Dollar	21,317	1-14-21	UBS AG	—	1,048

						$—	$1,482

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$9,390	$—	$—
Energy	70,472	9,775	—
Industrials	17,647	—	—
Information Technology	3,931	—	—
Materials	69,325	28,959	—	*
Utilities	6,092	2,379	—
Total Common Stocks	$176,857	$41,113	$—	*
Short-Term Securities	9,115	—	—
Total	$185,972	$41,113	$—	*
Liabilities
Forward Foreign Currency Contracts	$—	$1,482	$—

During the period ended December 31, 2020, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at

December 31, 2020 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$234,783

Gross unrealized appreciation	47,410

Gross unrealized depreciation	(55,108)

Net unrealized depreciation	$(7,698)